Accrued Expenses	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure
Note 7 — Accrued Expenses

Accrued Expenses consist of the following:

	December 31,	December 31,
	2015	2014

Commission payable-the junket agents	$4,531,003	$8,886,601
Management fee payable-related party (Note 14)	399,959	573,897
Management and Directors' compensation	440,234	562,139
Accrued listing expenses	-	765,417
Others	659,800	894,599

	$6,030,996	$11,682,653

One junket agent accounted for approximately 12% of the rolling chip turnover during the year ended December 31, 2015 and another junket agent accounted for approximately 12% of commission payable as of December 31, 2015. One junket agent accounted for approximately 10% of the rolling chip turnover during the year ended December 31, 2014 and 14% of commission payable as of December 31, 2014.